Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2023			2022
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Total
Cost	2,810	1,257	4,067	1,823	1,257	3,080
Accumulated depreciation	(1,115)	(218)	(1,333)	(553)	(42)	(595)
Opening book value, January 1	1,695	1,039	2,734	1,270	1,215	2,485
Additions	1,088	—	1,088	987	—	987
Disposals	(123)	—	(123)	—	—	—
Depreciation of the year	(656)	(126)	(782)	(562)	(176)	(738)
Total as of December 31	2,004	913	2,917	1,695	1,039	2,734
Cost	3,775	1,257	5,032	2,810	1,257	4,067
Accumulated depreciation	(1,771)	(344)	(2,115)	(1,115)	(218)	(1,333)